Investments in Joint Operations and Consortiums - Information about Exploration and Exploitation of Joint Ventures and Other Agreements (Detail)	12 Months Ended
Dec. 31, 2025
Acambuco [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Name of the JO	Acambuco
Aguada de Castro and Aguada Pichana Oeste [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Name of the JO	Aguada de Castro and Aguada Pichana Oeste
Aguada del Chaar [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Aguada del Chañar	[1]
Aguada Pichana - Area Vaca Muerta [member] | Total Austral [member]
Disclosure of joint operations [line items]
Name of the JO	Aguada Pichana Este - Área Vaca Muerta
Aguada Pichana - Residual [member] | Total Austral [member]
Disclosure of joint operations [line items]
Name of the JO	Aguada Pichana Este - Residual
Aguada Villanueva [Member] | Pluspetrol S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	Aguada Villanueva	[2]
Aguarague [member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	Aguaragüe
AUS 105 [Member] | Equinor [Member]
Disclosure of joint operations [line items]
Name of the JO	AUS 105
AUS 106 [Member] | Equinor [Member]
Disclosure of joint operations [line items]
Name of the JO	AUS 106
Bajada Añelo [member] | Shell Argentina S.A. [Member]
Disclosure of joint operations [line items]
Name of the JO	Bajada Añelo
Location	Neuquén
Participation	50.00%
Bajo del Toro [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Bajo del Toro	[2]
Bandurria Sur [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Bandurria Sur	[2]
CAM-2A SUR [Member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Name of the JO	CAM-2/A SUR
CAN-100 [member] | Equinor Argentina BV [Member]
Disclosure of joint operations [line items]
Name of the JO	CAN 100	[3]
CAN 102 [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	CAN 102
CAN 114 [Member] | Equinor Argentina AS [Member]
Disclosure of joint operations [line items]
Name of the JO	CAN 114
Chachahuen [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Chachahuen
Consorcio CNQ 7A [Member] | Pluspetrol S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	Consorcio CNQ 7/A
El Orejano [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	El Orejano
La Amarga Chica [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	La Amarga Chica
La Calera [member] | Pluspetrol S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	La Calera
La Escalonada [Member] | VMI [Member]
Disclosure of joint operations [line items]
Name of the JO	La Escalonada	[4]
Las Tacanas [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Las Tacanas	[2]
Lindero Atravesado [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Name of the JO	Lindero Atravesado
Loma Campana [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Loma Campana
Loma del Molle [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Loma del Molle
Magallanes [member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Name of the JO	Magallanes
Meseta Nueva Esperanza [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Meseta Nueva Esperanza	[2]
Narambuena [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Narambuena	[5]
Pampa Yeguas I [member] | Pluspetrol S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	Pampa Yeguas I
Location	Neuquén
Participation	50.00%
Ramos [Member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	Ramos
Participation	42.00%
Rincon de la Ceniza [Member] | VMI [Member]
Disclosure of joint operations [line items]
Name of the JO	Rincon de la Ceniza	[4]
Rincon del Mangrullo [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Rincón del Mangrullo
Rio Neuquén [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Rio Neuquén
San Roque [member] | Total Austral [member]
Disclosure of joint operations [line items]
Name of the JO	San Roque
Sierra Chata Consorcio Chihuido [Member] | Pampa Energia S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	Sierra Chata Consorcio Chihuido	[4]
JO [member] | Acambuco [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Location	Salta
Participation	22.50%
JO [member] | Aguada de Castro and Aguada Pichana Oeste [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	40.00%
JO [member] | Aguada del Chaar [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén	[1]
Participation	51.00%	[1]
JO [member] | Aguada Pichana - Area Vaca Muerta [member] | Total Austral [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	16.90%
JO [member] | Aguada Pichana - Residual [member] | Total Austral [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	27.27%
JO [member] | Aguada Villanueva [Member] | Pluspetrol S.A. [member]
Disclosure of joint operations [line items]
Location	Neuquén	[2]
Participation	50.00%	[2]
JO [member] | Aguarague [member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Location	Salta
Participation	53.00%
JO [member] | AUS 105 [Member] | Equinor [Member]
Disclosure of joint operations [line items]
Location	Argentine Continental Shelf
Participation	35.00%
JO [member] | AUS 106 [Member] | Equinor [Member]
Disclosure of joint operations [line items]
Location	Argentine Continental Shelf
Participation	35.00%
JO [member] | Bajo del Toro [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén	[2]
Participation	50.00%	[2]
JO [member] | Bandurria Sur [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén	[2]
Participation	40.00%	[2]
JO [member] | CAM-2A SUR [Member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Location	Tierra del Fuego
Participation	50.00%
JO [member] | CAN-100 [member] | Equinor Argentina BV [Member]
Disclosure of joint operations [line items]
Location	Argentine Continental Shelf	[3]
Participation	50.00%	[3]
JO [member] | CAN 102 [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Argentine Continental Shelf
Participation	50.00%
JO [member] | CAN 114 [Member] | Equinor Argentina AS [Member]
Disclosure of joint operations [line items]
Location	Argentine Continental Shelf
Participation	50.00%
JO [member] | Chachahuen [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Mendoza
Participation	70.00%
JO [member] | Consorcio CNQ 7A [Member] | Pluspetrol S.A. [member]
Disclosure of joint operations [line items]
Location	La Pampa and Mendoza
Participation	50.00%
JO [member] | El Orejano [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | La Amarga Chica [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | La Calera [member] | Pluspetrol S.A. [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | La Escalonada [Member] | VMI [Member]
Disclosure of joint operations [line items]
Location	Neuquén	[4]
Participation	45.00%	[4]
JO [member] | Las Tacanas [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén	[2]
Participation	50.00%	[2]
JO [member] | Lindero Atravesado [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	37.50%
JO [member] | Loma Campana [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén and Mendoza
Participation	50.00%
JO [member] | Loma del Molle [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Magallanes [member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Location	Santa Cruz, Tierra del Fuego and Argentine Continental Shelf
Participation	50.00%
JO [member] | Meseta Nueva Esperanza [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén	[2]
Participation	50.00%	[2]
JO [member] | Narambuena [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén	[5]
Participation	50.00%	[5]
JO [member] | Ramos [Member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Location	Salta
JO [member] | Rincon de la Ceniza [Member] | VMI [Member]
Disclosure of joint operations [line items]
Location	Neuquén	[4]
Participation	45.00%	[4]
JO [member] | Rincon del Mangrullo [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Rio Neuquén [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	33.33%
JO [member] | San Roque [member] | Total Austral [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	34.11%
JO [member] | Sierra Chata Consorcio Chihuido [Member] | Pampa Energia S.A. [member]
Disclosure of joint operations [line items]
Location	Neuquén	[4]
Participation	54.45%	[4]

[1]	See Note 11.b).
[2]	See Note 38.
[3]	During 2025, YPF’s interest in CAN 100 changed from 35% to 50% due to the start of the second exploratory period in partnership with Equinor Argentina BV (Sucursal Argentina).
[4]	See Note 3.
[5]	See Note 34.a).